38
                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

          Name:          SPO Partners & Co.
          Address:       591 Redwood Highway, Suite 3215
                         Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          William J. Patterson
     Title:         Managing Director and Vice President
     Phone:         (415) 383-6600

Signature, Place, and Date of Signing:

/s/ William J. Patterson      Mill Valley, CA              07/15/2000
------------------------     ----------------             -----------
     [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $311,566
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.            Form 13F File Number     Name

     1              28-4164                  SF Advisory Corp.

     2              28-4166                  SF Advisory Corp. II

                                             Form 13F INFORMATION TABLE



COLUMN 1        COLUMN 2       COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6    COLUMN 7   COLUMN 8
- - - -         - - - - -      - - - - -  - -  - -   - - - - -          - - - - -   - - - -    - - - - -
                                           VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING  AUTHORITY
NAME OF ISSUER  TITLE OF CLASS CUSIP      (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
- - - -- - - -  - - - - - - -  - - - - -  - - - - -  - - - - - - - - -  - - - - -   - - - -    - - -   - - -   - - -

BELL & HOWELL
CO NEW          COM            077852101  $35,521    1,464,800 SH       DEFINED      1, 2     1,464,800

ENSCO INTL INC  COM            26874Q100  $82,168    2,290,400 SH       DEFINED      1, 2     2,290,400

GULF CANADA
RES LTD         ORD            40218L305  $57,787   12,007,600 SH       DEFINED      1, 2    12,007,600

SCHOLASTIC CORP COM            807066105  $69,872    1,143,100 SH       DEFINED      1, 2     1,143,100

CRESCENT REAL
ESTATE EQ       COM            225756105  $41,000    2,000,000 SH       DEFINED      1, 2     2,000,000

EOG RESOURCES   COM            26875P101   $2,345       70,000 SH       DEFINED      1, 2        70,000

PURE RESOURCES  COM            74622E102  $22,873    1,279,600 SH       DEFINED      1, 2     1,279,600
